American Century International Bond Funds Statement of Additional Information Supplement
Supplement dated July 17, 2015 ■ Statement of Additional Information dated November 1, 2014
The following is added to the Accounts Managed table on page 43 of the SAI:

		Registered Investment companies (e.g., American Century Investments funds and American Century Investments ‑subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Phil Yuhn[1]	Number of Accounts	1	0	0
	Assets	$27.3 million	N/A	N/A
1    Information is provided as of July 13, 2015.

The following is added to the Ownership of Securities table on page 46 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Emerging Markets Debt Fund
Phil Yuhn[1]	A
Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.

[1]	Information is provided as of July 13, 2015.

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CL-SPL-86563 1507